Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	2022	2021
Cost	$6,906,771	$6,503,721
Accumulated depreciation	(4,603,433)	(4,245,330)
	$2,303,338	$2,258,391
Rig equipment	2,083,446	2,074,185
Rental equipment	15,977	20,597
Other equipment	11,465	17,088
Vehicles	3,380	3,204
Buildings	38,949	44,009
Assets under construction	117,535	67,884
Land	32,586	31,424
	$2,303,338	$2,258,391
Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2020	$6,025,767	$105,024	$181,004	$35,350	$122,278	$60,572	$33,211	$6,563,206
Additions	15,288	—	254	—	—	60,399	—	75,941
Disposals	(100,004)	(1,822)	(2,300)	(543)	(2,454)	—	(1,674)	(108,797)
Reclassifications	47,080	—	188	—	—	(47,268)	—	—
Foreign exchange	(19,815)	(21)	(429)	(127)	(305)	(5,819)	(113)	(26,629)
Balance, December 31, 2021	5,968,316	103,181	178,717	34,680	119,519	67,884	31,424	6,503,721
Additions	63,058	587	517	—	141	122,271	—	186,574
Acquisitions	32,796	—	—	900	1,457	—	2,347	37,500
Disposals	(71,912)	(7,538)	(8,358)	(873)	(9,461)	2	(2,187)	(100,327)
Reclassifications	74,148	—	188	—	—	(74,336)	—	—
Foreign exchange	268,056	224	4,345	1,295	2,667	1,714	1,002	279,303
Balance, December 31, 2022	$6,334,462	$96,454	$175,409	$36,002	$114,323	$117,535	$32,586	$6,906,771
Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2020	$ 3,755,973	$77,665	$153,686	$30,372	$72,827	$—	$—	$4,090,523
Depreciation expense	248,564	6,741	10,410	1,739	4,582	—	—	272,036
Disposals	(95,977)	(1,804)	(2,194)	(543)	(1,769)	—	—	(102,287)
Foreign exchange	(14,429)	(18)	(273)	(92)	(130)	—	—	(14,942)
Balance, December 31, 2021	3,894,131	82,584	161,629	31,476	75,510	—	—	4,245,330
Depreciation expense	250,885	5,196	6,894	875	4,252	—	—	268,102
Disposals	(66,452)	(7,522)	(8,357)	(873)	(5,793)	—	—	(88,997)
Foreign exchange	172,452	219	3,778	1,144	1,405	—	—	178,998
Balance, December 31, 2022	$ 4,251,016	$80,477	$163,944	$32,622	$75,374	$—	$—	$4,603,433